Supplemental Oil, Natural Gas and NGL Reserve Information (Unaudited)	12 Months Ended
Dec. 31, 2015
Supplemental Oil, Natural Gas and NGL Reserve Information (Unaudited)
Supplemental Oil, Natural Gas and NGL Reserve Information (Unaudited)

Note 14—Supplemental Oil, Natural Gas and NGL Reserve Information (Unaudited)

Oil, Natural Gas and NGL Quantities

The reserves at December 31, 2015 and 2014 presented below were prepared by the independent engineering firm Ryder Scott Company, L.P. All reserves are located within the DJ Basin. Proved oil, natural gas and NGL reserves are the estimated quantities of oil, natural gas and NGLs which geological and engineering data demonstrate, with reasonable certainty, to be recoverable in future years from known reservoirs under economic and operating conditions (i.e., prices and costs) existing at the time the estimate is made. Proved developed oil, natural gas and NGL reserves are proved reserves that can be expected to be recovered through existing wells and equipment in place and under operating methods being utilized at the time the estimates were made. A variety of methodologies are used to determine our proved reserve estimates. The principal methodologies employed are decline curve analysis, advance production type curve matching, petro physics/log analysis and analogy. Some combination of these methods is used to determine reserve estimates in substantially all of our fields. The Company emphasizes that reserve estimates are inherently imprecise and that estimates of new discoveries and undeveloped locations are more imprecise than estimates of established proved producing oil and gas properties. Accordingly, these estimates are expected to change as future information becomes available.

The following table sets forth information for the years ended December 31, 2015 and 2014 with respect to changes in the Company’s proved (i.e. proved developed and undeveloped) reserves:

	Crude Oil Mbbls	Natural Gas MMcf	NGL Mbbls
December 31, 2013	123.9	673.0	88.8
Revisions of previous estimates	(300.3)	3,493.9	755.9
Purchase of reserves	17,968.1	82,051.7	9,219.1
Extensions, discoveries, and other additions	28,395.4	82,861.5	9,712.5
Sale of reserves	—	—	—
Production	(1,022.2)	(2,664.0)	(325.3)
December 31, 2014	45,164.9	166,416.1	19,451.0
Revisions of previous estimates	(2,961.0)	(2,825.8)	2,281.9
Purchase of reserves	11,831.7	64,392.7	7,533.3
Extensions, discoveries, and other additions	23,098.7	85,781.0	11,663.4
Sale of reserves	(1,688.5)	(10,357.1)	(1,212.1)
Production	(3,945.6)	(10,823.0)	(1,334.6)
December 31, 2015	71,500.3	292,583.9	38,382.9
Proved Developed Reserves, included above
Balance as of December 31, 2013	123.9	673.0	88.8
Balance as of December 31, 2014	9,755.6	35,580.1	4,158.8
Balance as of December 31, 2015	14,248.6	53,011.7	7,058.3
Proved Undeveloped Reserves, included above
Balance as of December 31, 2013	—	—	—
Balance as of December 31, 2014	35,409.3	130,836.0	15,292.2
Balance as of December 31, 2015	57,251.5	239,572.2	31,324.6

•The values for the 2015 oil, natural gas and NGL reserves are based on the 12-month arithmetic average of the first day of the month prices for the period from January through December 31, 2015. The unweighted arithmetic average first-day-of-the-month prices for the prior twelve months were $50.28 per barrel (West Texas Intermediate price) for crude oil and NGLs and $2.58 per MMBtu (Henry Hub price) for natural gas. All prices are then further adjusted for transportation, quality and basis differentials. The average resulting price used as of December 31, 2015 was $43.28 per barrel for oil, $2.11 per Mcf for natural gas and $10.65 per barrel for NGLs.

•The values for the 2014 oil, natural gas and NGL reserves are based on the 12 month arithmetic average of the first day of the month prices for the period from January through December 31, 2014. The unweighted arithmetic average first-day-of-month prices for the prior twelve months were $94.99 per barrel (West Texas Intermediate price) for crude oil and NGLs and $4.35 per MMBtu (Henry Hub price) for natural gas. All prices are then further adjusted for transportation, quality and basis differentials. The average resulting price used as of December 31, 2014 was $84.99 per barrel for oil, $3.97 per Mcf for natural gas and $28.39 per barrel for NGLs.

For the year ended December 31, 2015, the Company had downward revisions of previous estimates of 1,150.1 MBOE. As a result of ongoing drilling and completion activities during 2015, the Company reported extensions, discoveries, and other additions of 49,058.9 MBOE. Additionally, during 2015 the Company purchased reserves of 30,097.1 MBOE.

For the year ended December 31, 2014, the Company had upward revisions of previous estimates of 1,037.9 MBOE. These revisions are primarily the result of well performance exceeding previous estimates. As a result of ongoing drilling and completion activities during 2014, the Company reported extensions, discoveries, and other additions of 51,918.2 MBOE. Additionally, during 2014 the Company purchased reserves of 40,862.5 MBOE.

Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil, Natural Gas and NGL Reserves

The Company follows the guidelines prescribed in ASC Topic 932, Extractive Activities—Oil and Gas for computing a standardized measure of future net cash flows and changes therein relating to estimated proved reserves. The following summarizes the policies used in the preparation of the accompanying oil, natural gas and NGL reserve disclosures, standardized measures of discounted future net cash flows from proved oil, natural gas and NGL reserves and the reconciliations of standardized measures from year to year.

The information is based on estimates of proved reserves attributable to the Company’s interest in oil and gas properties as of December 31 of the years presented. These estimates were prepared by Ryder Scott Company L.P., independent petroleum engineers.

The standardized measure of discounted future net cash flows from production of proved reserves was developed as follows: (1) Estimates are made of quantities of proved reserves and future periods during which they are expected to be produced based on year-end economic conditions. (2) The estimated future cash flows are compiled by applying the twelve month average of the first of the month prices of crude oil and natural gas relating to the Company’s proved reserves to the year-end quantities of those reserves for reserves. (3) The future cash flows are reduced by estimated production costs, costs to develop and produce the proved reserves and abandonment costs, all based on year-end economic conditions, plus Company overhead incurred. (4) Future net cash flows are discounted to present value by applying a discount rate of 10%.

The assumptions used to compute the standardized measure are those prescribed by the FASB and the SEC. These assumptions do not necessarily reflect the Company’s expectations of actual revenues to be derived from those reserves, nor their present value. The limitations inherent in the reserve quantity estimation process, as discussed previously, are equally applicable to the standardized measure computations, since these reserve quantity estimates are the basis for the valuation process. The Company emphasizes that reserve estimates are inherently imprecise and that estimates of new discoveries and undeveloped locations are more imprecise than estimates of established proved producing oil and gas properties. The standardized measure of discounted future net cash flows does not purport, nor should it be interpreted, to present the fair value of the Company’s oil and natural gas reserves. An estimate of fair value would also take into account, among other things, the recovery of reserves not presently classified as proved, anticipated future changes in prices and costs and a discount factor more representative of the time value of money and the risks inherent in reserve estimates.

The following summary sets forth the Company’s future net cash flows relating to proved oil, natural gas and NGL reserves based on the standardized measure prescribed in ASC Topic 932 (in thousands):

	For the Years Ended December 31,
	2015	2014
Future crude oil, natural gas and NGL sales	$4,119,888	$5,051,640
Future production costs	(1,193,560)	(1,173,237)
Future development costs	(1,141,330)	(1,017,668)
Future income tax expense	—	—
Future net cash flows	$1,784,998	$2,860,735
10% annual discount	(949,115)	(1,473,263)
Standardized measure of discounted future net cash flows(1)	$835,883	$1,387,472

(1)The Company’s calculations of the standardized measure of discounted future net cash flows does not include the effect of estimated future income tax expenses for all years reported as the Company is a limited liability company and not subject to income taxes. For purposes of the standardized measure calculation, it was assumed that all of the Company’s operations are attributable to our oil and gas assets.

The following are the principal sources of change in the standardized measure (in thousands):

	For the Years Ended December 31,
	2015	2014
Balance at beginning of period	$1,387,472	$7,816
Sales of crude oil, natural gas and NGL, net	(150,087)	(78,030)
Net change in prices and production costs	(1,292,364)	(94,884)
Net change in future development costs	175,944	14,149
Extensions and discoveries	284,216	787,910
Acquisitions of reserves	240,989	666,887
Sale of reserves	(50,018)	—
Revisions of previous quantity estimates	(28,391)	19,606
Previously estimated development costs incurred	102,060	42,100
Net changes in income taxes	—	—
Accretion of discount	156,723	28,995
Other	9,339	(7,077)
Balance at end of period	$835,883	$1,387,472